                              SEMI-ANNUAL REPORT



NORTH AMERICAN FUNDS

A specialized family of mutual funds

                     managed by experts

                     with your dreams in mind.



                                             JUNE 30, 2001

                                             SENIOR

                                             FLOATING

                                             RATE FUND



                                             AMERICAN
                                                 GENERAL
                                                 FINANCIAL GROUP

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
President's Message
-------------------------------------------------------------------------------

Dear Shareholders:

We are excited to convey that effective June 1, 2001, Stanfield Capital Partners became the manager of the North American Senior Floating Rate Fund. Stanfield Capital Partners is an independent, management-owned company dedicated exclusively to the management of senior loans and other non-investment grade products. The team at Stanfield has one of the longest track records in the senior bank loan business and has successfully managed a wide array of investment portfolios for both retail and institutional clients. Since 1990, they've managed a total of 34 investment pools and $9.9 billion in assets.

In the current volatile markets, where the S&P 500 and NASDAQ returned -6.69% and -12.55% respectively, the Senior Floating Rate Class B share performance for the six month period ending June 30, 2001 was .98%. We continue to believe the asset class offers excellent risk/return characteristics and is an important component of a diversified portfolio.

Market Commentary

I want to use this opportunity to share with you some of Stanfield Capital's views on both the loan market and the broad economy. The volatility witnessed over the past six months throughout the worldwide financial markets impacted the loan market as well. The primary drivers, the technology and telecommunications sectors of the economy, continue to exhibit volatility, which has had an adverse effect on the Fund's net asset value in 2001. That said, we remain comfortable with the underlying fundamentals for the majority of the bellwether loans that have traded down over the first half of this year and believe once market sentiment improves, there is an opportunity to see improving price levels for many of these investments.

Looking ahead, we see evidence of the downside price volatility that has plagued the tech and telecom sectors possibly influencing other sectors of the loan market. With this in mind, we are scrutinizing the Fund's investments, so that we not only are seeking to select the best fundamental credits in the market, but also those that we believe will be subject to a lower degree of price volatility. At the same time, we also believe it is equally important to run a well-balanced, well-diversified portfolio. In our view, it is important for investors to bear in mind that volatility over time works both ways. While the volatility to date has essentially been all downward, we continue to believe that there is upside potential in many of the fundamentally solid credits that have traded off in the context of this negative market environment.

Outside of the increased price volatility, the fundamental dynamics in the bank loan market continue to be relatively sound. While the markets may have experienced "irrational exuberance" and all of its excesses prior to March 2000, it is fair to say that subsequent to the bursting of the speculative bubble in the technology sector and the severe downturn in the NASDAQ, we believe that the loan market has become more disciplined in terms of new issuance and increasingly selective in looking at new investment opportunities. The net result is that we are finding a greater number of higher quality credits from which to select for our portfolio holdings.

We continue to position our exposure with the macroeconomic viewpoint that we expect a rebound to occur in 4Q'01 or 1Q'02 with GDP growth reaching 3%-4% on a year-over-year basis in 3Q'02 or 4Q'02. The recent events that act to add liquidity to the financial system (the Fed's actions to lower interest rates and the Administration's tax cuts) are now being fortified with a reduction in energy prices that, by some estimates, could double the disposable income increase that the forthcoming U.S. tax rebate checks will provide to the consumer. We continue to monitor the trends in consumer spending, as we believe that this segment (which accounts for approximately two-thirds of U.S.
GDP) will have to overcome lower business profitability, reduction in inventories and diminished investment spending, in order for the economy to avoid the possibility of recession.

A New Partnership

On May 11, 2001, American General Corporation, the parent of American General Asset Management Corp., and American General Funds Distributors, Inc., respectively the investment adviser and underwriter to the North American Senior Floating Rate Fund, announced that it had terminated its previously announced merger agreement with London-based Prudential plc, and concurrently agreed to be acquired by American International Group, Inc. American International Group, Inc. is one of the world's leading insurance and financial services organizations, and is the largest underwriter of commercial and industrial insurance in the United States. It is currently anticipated that the transaction, which is subject to approval by American General Corporation shareholders, regulatory approvals and other customary conditions, will close by the end of 2001.

Sincerely,
/s/ Alice T. Kane
Alice T. Kane
Chairman and President
North American Senior Floating Rate Fund

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                            Maturity
 Industry Description                                Type     Date      Par        Value
 -------- -----------                                ----   --------    ---        -----
 LOANS - 91.7%
 Aerospace and Defense - 1.3%
          Hexcel Corp.                              BLT-B   09/14/05 $2,736,838 $  2,750,110
          K & F Industries, Inc.                    BLT-B   10/15/05  1,179,588    1,183,714
                                                                                ------------
                                                                                   3,933,824
 Automobile - 4.5%
          Accuride Corp.                            BLT-C   01/21/07    752,500      692,300
          American Axle & Mfg, Inc.                 BLT-B   04/30/06  2,988,000    2,941,079
          Dura Operating Co.                        BLT-B   03/31/06  2,718,100    2,679,027
          Exide Corp.                               BLT-B   04/29/05  1,598,424    1,517,513
          Federal-Mogul Corp.                       BLT-B   02/24/05    730,770      475,000
          Foamex LP                                 BLT-C   06/30/06    361,109      342,151
          Foamex LP                                 BLT-D   12/31/06  2,057,122    1,949,123
          Polypore                                  BLT-B   12/31/06  1,420,755    1,422,531
          Terex Cedar Rapids                        BLT-C   03/06/06    593,767      595,920
          Venture Holdings Corp.                    BLT-B   04/01/05    982,500      922,732
                                                                                ------------
                                                                                  13,537,376
 Beverage, Food and Tobacco - 3.7%
          Aurora Foods, Inc.                        BLT-A   06/30/05  1,108,338    1,035,883
          Aurora Foods, Inc.                        BLT-B   09/30/06    886,809      867,791
          Aurora Foods, Inc.                        BLT-B 2 06/30/06  1,970,000    1,925,700
          B&G Foods, Inc.                           BLT-B   03/31/06  1,310,985    1,258,546
          Doane Pet Care Co.                        BLT-B   12/31/05    601,959      562,832
          Doane Pet Care Co.                        BLT-C   12/31/06    116,958      109,161
          Michael Foods, Inc.                       BLT-B   03/31/08  2,000,000    2,016,250
          Tabletop Acquistion Corp.                 BLT-B   03/31/07  1,872,224    1,869,884
          UST, Inc.                                 BLT-B   02/16/05  1,488,750    1,510,617
                                                                                ------------
                                                                                  11,156,664
 Broadcasting and Entertainment - 6.4%
          Benedek Broadcasting Corp.                BLT-B   11/20/07  3,500,000    3,080,000
          CC VI Operating Partnership               BLT-B   09/30/04    500,000      498,562
          CC VIII Operating LLC                     BLT-B   02/02/08  1,500,000    1,498,780
          Century Holdings LLC                      BLT     12/31/09    500,000      500,104
          Century Holdings LLC                      BLT-B   06/30/09  1,000,000    1,000,885
          Charter Communications Operating Co.      BLT-B   03/18/08    750,000      745,125
          Classic Cable                             BLT-B   01/31/08  2,388,158    2,183,970
          Entravision                               BLT-B   12/31/08  1,500,000    1,508,625
          Lamar Media Corp.                         BLT-B   08/01/06  1,750,000    1,755,833
          Muzak Audio Communications                BLT-B   12/31/06  2,722,500    2,627,559
          Telemundo Group, Inc.                     BLT-B   05/15/08  2,100,000    2,109,188
          Young Broadcasting                        BLT-B   12/31/06  1,728,680    1,739,190
                                                                                ------------
                                                                                  19,247,821

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    Maturity
Industry  Description                         Type    Date      Par        Value
--------  -----------                         ----  --------    ---        -----
Buildings & Real Estate - 1.1%
          Tapco International Corp.           BLT-B 06/23/07 $1,688,672 $  1,638,012
          Tapco International Corp.           BLT-C 06/23/08  1,013,203      982,807
          Wilmar Industries, Inc.             BLT-B 09/29/07    744,375      708,344
                                                                        ------------
                                                                           3,329,163
Cargo Transport - 3.0%
          Atlas Air, Inc.                     BLT-A 04/25/05    649,069      645,012
          Atlas Air, Inc.                     BLT-B 04/25/06  1,051,049    1,045,793
          Gemini Air Cargo, Inc.              BLT-A 08/12/05  3,214,286    3,125,893
          Interpool, Inc.                     BLT   10/24/02  2,610,510    2,619,485
          Kansas City Southern Industries,
           Inc.                               BLT-B 12/29/06  1,741,250    1,760,217
                                                                        ------------
                                                                           9,196,400
Chemicals, Plastics and Rubber - 4.3%
          CP Kelco US                         BLT-B 03/31/08    675,000      654,539
          CP Kelco US                         BLT-C 10/30/08    225,000      218,180
          Huntsman Corp.                      BLT   12/31/02    547,050      474,110
          Huntsman Corp.                      BLT-C 12/31/05  2,000,000    1,780,000
          Huntsman International LLC          BLT-B 06/30/07  1,426,667    1,427,757
          Huntsman International LLC          BLT-C 06/30/08  1,426,667    1,430,501
          Lyondell Chemical Co.               BLT-B 06/30/05    130,227      131,175
          Lyondell Chemical Co.               BLT-E 05/17/06  3,536,057    3,639,929
          Messer Griesheim Group GMBH         BLT-B 04/28/09    877,032      887,447
          Messer Griesheim Group GMBH         BLT-C 04/28/10  1,622,968    1,642,240
          PMD Group, Inc.                     BLT-B 09/30/08    750,000      751,741
                                                                        ------------
                                                                          13,037,619
Containers, Packaging and Glass - 4.8%
          ACX Technologies (Graphic
           Packaging)                         BLT   08/02/04    138,441      137,749
          Graham Packaging                    BLT-B 01/31/06  1,228,745    1,163,212
          Graham Packaging                    BLT-C 01/31/07  1,018,103      967,198
          Graham Packaging                    BLT-D 01/31/07  1,672,389    1,588,770
          Greif Bros. Corp.                   BLT-B 02/28/08    990,942      992,180
          Packaging Corp. of America          BLT-A 06/29/06    287,896      268,367
          Packaging Corp. of America          BLT-B 06/29/07    563,499      566,277
          Pliant Corp. (Huntsman Pack)        BLT-B 05/31/08    982,143      933,854
          Riverwood                           BLT-A 02/28/03    523,398      522,977
          Riverwood                           BLT-B 02/28/04    654,523      655,627
          Riverwood                           BLT-C 08/31/04    216,142      216,506
          Stone Container                     BLT-D 10/01/03  4,313,970    4,332,352
          United States Can Co.               BLT-A 10/04/06    975,000      961,899
          United States Can Co.               BLT-B 10/04/08  1,246,528    1,238,737
                                                                        ------------
                                                                          14,545,705

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                      Maturity
Industry  Description                          Type     Date      Par        Value
--------  -----------                          ----   --------    ---        -----
Diversified/Conglomerate Manufacturing -
 7.0%
          Dresser, Inc.                       BLT-B   04/10/09 $2,000,000 $  2,026,500
          Flowserve                           BLT-B   06/30/08  2,471,318    2,489,235
          Gentek, Inc.                        BLT-B   04/30/07  1,225,000    1,172,937
          Gentek, Inc.                        BLT-C   10/31/07  1,734,388    1,682,356
          Mark IV (Dayco)                     BLT-B   05/01/07  1,334,067    1,285,151
          Mueller Group                       BLT-B   08/16/06  1,342,499    1,350,050
          Mueller Group                       BLT-C   08/16/07  1,593,427    1,604,050
          Neenah Corp                         BLT-B   09/30/05  2,306,121    2,929,171
          Neenah Corp                         BLT-B 2 09/30/05  2,418,664    1,632,557
          SPX Corp.                           BLT-B   12/31/06  2,720,547    2,727,835
          Terex Corp.                         BLT-B   03/06/05    446,318      447,295
          Terex Corp.                         BLT-C   03/06/06    281,062      282,642
          Werner Holding Co., Inc.            BLT-B   11/30/04    738,692      734,998
          Werner Holding Co., Inc.            BLT-C   11/30/05    738,692      735,183
                                                                          ------------
                                                                            21,099,960
Diversified/Conglomerate Service - 2.8%
          AMSCAN Holdings, Inc.               BLT     12/31/04    241,096      217,628
          Bridge Information Systems          BLT-B   05/29/05  1,460,988      562,480
          Iron Mountain                       BLT-B   08/14/05  1,494,375    1,509,452
          NationsRent                         BLT-B   07/20/06  1,242,500      868,197
          Prison Realty                       BLT     12/31/02  1,190,685    1,075,075
          Prison Realty                       BLT-C   12/31/02  1,202,790    1,086,004
          United Rentals, Inc.                BLT     08/31/07  3,000,000    2,998,437
                                                                          ------------
                                                                             8,317,273
Ecological - 4.4%
          Allied Waste North America, Inc.    BLT-B   07/23/06  2,477,389    2,474,968
          Allied Waste North America, Inc.    BLT-C   07/23/07  2,972,866    2,966,712
          Casella Waste Systems               BLT-B   12/14/06    458,333      453,750
          IT Group, Inc.                      BLT-B   06/01/06  2,137,134    2,120,214
          Safety-Kleen                        BLT-B   11/20/05  1,739,264      645,267
          Safety-Kleen                        BLT-C   04/03/06  1,739,264      645,267
          Safety-Kleen                        BLT-A   04/03/04    553,574      208,628
          Stericycle, Inc.                    BLT-B   11/10/06  3,600,000    3,623,249
                                                                          ------------
                                                                            13,138,055
Electronics - 3.6%
          Amkor Technologies                  BLT-B   09/30/05  1,277,857    1,286,243
          Dynamic Details, Inc.               BLT-B   04/22/05    147,555      147,324
          General Cable                       BLT-B   05/27/07  2,726,133    2,690,919
          Knowles Electronics, Inc.           BLT-B   06/29/07  2,233,125    2,175,901
          Seagate Technology, Inc.            BLT-B   11/22/06    995,000      984,801
          Superior Telecom, Inc.              BLT-A   05/26/07  1,251,156      973,816

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                         Maturity
Industry  Description                            Type      Date      Par        Value
--------  -----------                            ----    --------    ---        -----
Electronics - continued
          Superior Telecom, Inc.              BLT-B      11/27/05 $  955,138 $    769,499
          Titan Corp.                         BLT-C      02/23/07  1,972,093    1,937,581
                                                                             ------------
                                                                               10,966,084
Farming and Agriculture - 1.0%
          Hines Nurseries, Inc.               BLT-B      02/28/05  1,495,000    1,438,938
          Purina Mills, Inc.                  BLT        12/31/03    465,261      453,629
          Scotts Co.                          BLT-B      12/31/07    999,038    1,007,014
                                                                             ------------
                                                                                2,899,581
Finance - 0.3%
          Conseco                             BLT        12/31/03  1,000,000      950,000
                                                                             ------------
Grocery - 0.3%
          Winn-Dixie                          BLT        03/28/07    997,500    1,001,085
                                                                             ------------
Healthcare, Education and Childcare - 4.8%
          Alliance Imaging                    BLT-B      11/02/07    885,572      888,893
          Alliance Imaging                    BLT-C      11/02/08  1,614,428    1,620,482
          Caremark RX, Inc.                   BLT-       03/15/06  2,992,500    3,017,751
          CONMED Corp.                        BLT-B      12/30/04  1,240,926    1,210,291
          Kinetic Concepts, Inc.              BLT-B      12/31/04    866,527      863,097
          Kinetic Concepts, Inc.              BLT-C      12/31/05    866,527      863,097
          Kinetic Concepts, Inc.              BLT-D      03/31/06  3,000,000    2,993,439
          Stryker Corp.                       BLT-B      12/04/05  3,114,312    3,130,858
                                                                             ------------
                                                                               14,587,908
Home and Office Furnishings, Housewares -
 3.6%
          Buhrmann NV                         BLT-B      10/26/07  2,311,302    2,316,116
          Collins & Aikman Floorcoverings,
           Inc                                BLT-B      01/25/08    497,332      494,017
          Collins & Aikman Products Co.       BLT-B      06/30/05    232,000      218,080
          Collins & Aikman Products Co.       BLT-C      12/31/05  2,357,121    2,215,694
          DAL Tile Group                      BLT-B      12/31/03  2,964,513    2,939,936
          Shop Vac Corp.                      BLT-B      07/08/07  2,625,000    2,631,563
                                                                             ------------
                                                                               10,815,406
Hotels, Motels, Inns, and Gaming - 3.1%
          Extended Stay America, Inc.         BLT-D      12/31/07  2,494,186    2,500,681
          Isle of Capri Casinos, Inc.         BLT-B      03/02/06    924,000      923,639
          Isle of Capri Casinos, Inc.         BLT-C      03/02/07    808,500      808,184
          Meristar Hospitality                BLT-B      01/31/04    370,000      370,385
          Starwood Hotels & Resorts
           Worldwide, Inc.                    Tranche II 02/23/03  1,125,000    1,130,203
          Wyndham International, Inc.         BLT        06/30/06  3,750,000    3,692,186
                                                                             ------------
                                                                                9,425,278

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                     Maturity
Industry  Description                          Type    Date      Par        Value
--------  -----------                          ----  --------    ---        -----
Insurance - 0.8%
          Willis Corroon Group Plc            BLT-B  11/19/06 $1,721,741 $  1,709,115
          Willis Corroon Group Plc            BLT-C  11/19/07    316,011      322,191
          Willis Corroon Group Plc            BLT-D  05/19/08    316,011      322,258
                                                                         ------------
                                                                            2,353,564
Leisure, Amusement, Entertainment - 4.3%
          AMFAC Parks and Resorts             BLT-B  09/30/04  1,220,568    1,197,683
          AMFAC Parks and Resorts             BLT-C  09/30/05  1,220,568    1,197,683
          Club Corp.International             BLT-B  03/24/07  1,975,000    1,947,844
          Dreamworks Film Trust II            BLT-B  01/12/09  3,000,000    3,014,064
          Metro-Goldwyn-Mayer Inc.            BLT-B  03/31/06  3,000,000    2,985,750
          Premier Parks                       BLT-B  11/05/05  2,500,000    2,522,500
                                                                         ------------
                                                                           12,865,524
Machinery (Non Ag, Non Construct, Non
Electronic) - 0.7%
          Goodman                             BLT-B  09/30/04  2,126,714    2,074,433
                                                                         ------------
Mining, Steel, Iron and Nonprecious Metals -
 1.1%
          CII Carbon, L.L.C.                  BLT    06/25/08    208,420      197,999
          Ispat Inland L.P.                   BLT-B  07/16/05  1,927,270    1,572,272
          Ispat Inland L.P.                   BLT-C  07/16/06  1,927,270    1,572,272
                                                                         ------------
                                                                            3,342,543
Oil and Gas - 0.7%
          W-H Energy Services, Inc.           BLT-B  04/16/07  1,990,000    1,994,925
                                                                         ------------
Personal and Nondurable Consumer Products -
 2.7%
          Playtex Family Products             BLT-B  05/31/09  2,500,000    2,524,375
          Sealy Mattress                      BLT-B  12/15/04  1,307,909    1,315,266
          Sealy Mattress                      BLT-C  12/15/05    942,888      948,290
          Sealy Mattress                      BLT-D  12/15/06  1,205,211    1,211,991
          Simmons Co.                         BLT-B  10/29/05    352,716      353,437
          Simmons Co.                         BLT-C  10/29/06    799,306      803,302
          United Industries Corp.             BLT-B  01/20/06  1,126,523    1,055,177
                                                                         ------------
                                                                            8,211,838
Printing, Publishing and Broadcasting - 4.1%
          Advanstar Communications            BLT- B 10/11/07    891,429      895,050
          American Color Graphics             BLT- B 03/31/05  3,696,493    3,622,565
          Journal Register Co.                BLT- B 09/30/06  2,238,750    2,212,165
          Mail Well I Corp.                   BLT- B 02/22/07  1,551,790    1,483,899
          Merrill Corp.                       BLT- B 11/23/07  2,955,000    2,068,500
          Vertis, Inc.(Big Flower Press)      BLT- A 12/31/05  1,853,287    1,714,291
          Vertis, Inc.(Big Flower Press)      BLT- B 12/31/08    489,200      453,733
                                                                         ------------
                                                                           12,450,203

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       Maturity
Industry  Description                           Type     Date      Par        Value
--------  -----------                           ----   --------    ---        -----
Retail Stores - 2.3%
          Captain D's, Inc.                   BLT- B   04/30/02 $  541,108 $    532,991
          CSK Auto, Inc.                      BLT- B 2 10/31/03    990,000      450,450
          CSK Auto, Inc.                      BLT- B 2 10/31/03  1,683,000    1,971,970
          Quality Stores, Inc.                BLT- B   04/30/06  1,661,532      826,612
          SDM Corp                            BLT- C   02/04/08  1,561,156    1,572,439
          SDM Corp                            BLT- E   02/04/09  1,561,156    1,572,439
                                                                           ------------
                                                                              6,926,901
Telecommunications - 11.4%
          360Networks, Inc.                   BLT- B   12/31/07  3,500,000      820,001
          American Cellular Corp.             BLT- B   03/31/08    370,336      366,971
          American Cellular Corp.             BLT- C   03/31/09    423,241      419,395
          American Tower, L.P.                BLT- B   12/31/07  3,250,000    3,224,754
          Broadwing, Inc. (Cincinnati Bell)   BLT- B   01/31/07  1,850,000    1,817,294
          Centennial Cellular Corp.           BLT- B   05/31/07  2,473,457    2,434,809
          Dobson Communications               BLT- B   12/31/07    985,000      978,844
          Dobson Sygnet Operating Co.         BLT- B   03/23/07    809,663      791,326
          Dobson Sygnet Operating Co.         BLT- C   12/23/07    844,281      829,781
          Global Crossing                     BLT- B   06/30/06  2,500,000    2,348,125
          McLeodUSA, Inc.                     BLT- B   05/30/08  2,500,000    2,027,777
          Microcell Connexions Inc.           BLT- B   03/01/06  1,500,000    1,350,000
          Microcell Connexions Inc.           BLT- E   03/01/06  1,000,000      900,000
          Nextel Finance Co.                  BLT- B   06/30/08  1,750,000    1,611,094
          Nextel Finance Co.                  BLT- C   12/31/08  1,000,000      920,625
          Rural Cellular Corp.                BLT- B   10/03/08  2,000,000    1,962,500
          Rural Cellular Corp.                BLT- C   04/03/09  2,000,000    1,960,500
          Spectrasite Communications, Inc.    BLT- B   12/31/07  2,500,000    2,381,250
          Tritel PCS, Inc.                    BLT- B   12/31/07  3,250,000    3,213,438
          Voicestream Wireless Corp.          BLT- A   02/25/08  2,500,000    2,498,317
          XO Communications, Inc.             BLT- B   06/30/07  2,000,000    1,370,000
                                                                           ------------
                                                                             34,226,801
Textiles and Leather - 2.6%
          Galey & Lord                        BLT- B   04/02/05  1,263,892    1,107,169
          Galey & Lord                        BLT- C   04/01/06    896,587      785,411
          Globe Manufacturing Corp.           BLT- B   07/15/06    872,345      293,567
          Pillowtex Corp.                     BLT- B   01/31/02    969,860      449,772
          Samsonite Corp.                     BLT      06/24/05  1,554,439    1,496,148
          Synthetic Industries Corp.          BLT- B   12/14/07  1,497,188    1,334,993
          St. John Knits International, Inc.  BLT- B   07/31/07  2,544,362    2,525,279
                                                                           ------------
                                                                              7,992,339

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity
Industry  Description                         Type   Date      Par        Value
--------  -----------                         ---- --------    ---        -----
Utilities - 1.0%
          Western Resources, Inc.             BLT  03/17/03 $2,985,000 $  3,005,895
                                                                       ------------
TOTAL LOANS (Cost $292,307,612)                                        $276,630,168
                                                                       ------------
SHORT-TERM INVESTMENTS - 5.2%
                                                              Shares
                                                              ------
          SSGA Money Market Fund (Cost
           $15,681,334)                                     15,681,334 $ 15,681,334
TOTAL INVESTMENTS - 96.9% - (Cost
 $307,988,946)*                                                         292,311,502
                                                                       ------------
OTHER ASSETS AND LIABILITIES, NET - 3.1%                               $  9,295,229
                                                                       ------------
NET ASSETS - 100.0%                                                    $301,606,731
                                                                       ============

* The cost for Federal Income Tax purposes is the same.
    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Assets and Liabilities -- June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  ASSETS:
  Investments in loans and securities, at value (Identified cost,
   $307,988,946) (See accompanying Portfolio of Investments).....  $292,311,502
  Cash...........................................................        73,251
  Receivables:
    Investments sold.............................................     8,243,801
    Fund shares sold.............................................       241,500
    Interest receivable on bank loans............................     2,430,572
    From investment adviser......................................       143,044
  Other assets...................................................       284,853
                                                                   ------------
      Total assets...............................................   303,728,523
                                                                   ------------
  LIABILITIES:
  Payables:
    Fund shares repurchased......................................        67,697
    Fund dividends...............................................     1,563,714
    Custody and transfer agent fees..............................        12,067
    Distribution and service fees................................       153,339
                                                                   ------------
      Total liabilities..........................................     1,796,817
                                                                   ------------
  NET ASSETS.....................................................  $301,931,706
                                                                   ============
  NET ASSETS CONSIST OF:
    Accumulated net realized gains...............................   ($4,814,292)
    Unrealized depreciation on investments.......................   (15,677,444)
    Capital shares at par value of $.01 (Note 3).................       320,920
    Additional paid-in capital...................................   322,102,522
                                                                   ------------
  NET ASSETS.....................................................  $301,931,706
                                                                   ============
  NET ASSET VALUES:

                                           Class B     Class C      Class D
                                         ----------- ------------ -----------
   Net assets at value.................. $55,131,030 $201,832,728 $44,967,948
   Shares outstanding...................   5,859,593   21,452,740   4,779,706
  Net Asset Value, offering and
   redemption price per share...........       $9.41        $9.41       $9.41
                                         =========== ============ ===========

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------------------------------------


                                                            For the Six Months
                                                                  ended
                                                              June 30, 2001
                                                            ------------------
  INVESTMENT INCOME:
   Interest................................................    $12,169,372
   Facility and other fee income...........................        226,111
                                                               -----------
    Total income...........................................     12,395,483
                                                               -----------
  EXPENSES:
   Investment adviser fee (Note 5).........................      1,202,033
   Distribution fee for Class B (Note 7)...................        201,754
   Distribution fee for Class C (Note 7)...................        813,862
   Custody fee.............................................        122,377
   Transfer agent fee......................................        159,459
   Audit and legal fees....................................         34,713
   Accounting and administration fees (Note 5).............        565,663
   Directors' fees and expenses............................         28,098
   Registration and filing fees............................         76,146
   Miscellaneous...........................................         70,012
                                                               -----------
   Expenses before waiver of fees by investment adviser....      3,274,117
                                                               -----------
   Waiver of fees and reimbursement of expenses by
    investment adviser (Note 6)............................     (1,181,519)
                                                               -----------
      Net expenses.........................................      2,092,598
                                                               -----------
      Net investment income................................    $10,302,885
                                                               -----------
  REALIZED AND UNREALIZED GAIN/(LOSS):
   Net realized loss on investment transactions............    $(4,450,555)
   Unrealized depreciation on investments..................     (2,655,403)
                                                               -----------
      Net realized and unrealized loss.....................     (7,105,958)
                                                               -----------
  Net increase in net assets resulting from operations.....    $ 3,196,927
                                                               ===========


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                           For the Six Months
                                                 ended          For the Year
                                             June 30, 2001          ended
                                               (Unaudited)    December 31, 2000
                                           ------------------ -----------------
  Increase/(Decrease) in Net Assets from:
  OPERATIONS:
   Net investment income.................     $ 10,302,885      $ 21,746,166
   Net realized gain/(loss) on investment
    transactions.........................       (4,450,555)         (413,871)
   Change in unrealized depreciation on
    investments..........................       (2,655,403)       (9,135,236)
                                              ------------      ------------
  Net increase in net assets resulting
   from operations.......................        3,196,927        12,197,059
  DISTRIBUTIONS:
   From net investment income, Class B...       (1,936,224)       (3,604,480)
   From net investment income, Class C...       (7,818,306)      (18,141,686)
   From net investment income, Class D...         (399,418)               --
   In excess of net investment income,
    Class B..............................               --           (24,687)
   In excess of net investment income,
    Class C..............................               --          (124,250)
                                              ------------      ------------
    Total distributions..................      (10,153,948)      (21,895,103)
  Increase in net assets from capital
   share transactions (Note 3)...........       30,260,570        77,565,657
                                              ------------      ------------
  Increase in net assets.................       23,303,549        67,867,613
  Net assets at beginning of period......      278,628,157       210,760,544
                                              ------------      ------------
  Net assets at end of period............     $301,931,706      $278,628,157
                                              ============      ============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                                                   For the
                                                               Six Months ended
                                                                June 30, 2001
                                                               ----------------
  Increase/(Decrease) in Cash
  Cash Flows From (Used for) Operating Activities:
   Purchase of loans.........................................   $(100,257,347)
   Interest and facility fees received.......................      12,975,366
   Purchase of short-term securities, net....................       6,553,695
   Proceeds from loans sold..................................      80,763,780
   Operating expenses paid...................................      (2,542,593)
                                                                -------------
  Net Cash from operating activities.........................      (2,507,099)
                                                                -------------
  Cash Flows From (Used for) Financing Activities:
   Proceeds from shares sold.................................      49,566,944
   Proceeds from merger of CypressTree Senior Floating Rate
    Fund.....................................................      48,378,386
   Payments for shares redeemed..............................     (92,672,386)
   Cash dividends paid (not including reinvested dividends of
    $5,868,274)..............................................      (3,371,516)
                                                                -------------
  Net Cash used for financing activities.....................       1,901,428
                                                                -------------
  Net Increase in Cash.......................................        (605,671)
   Cash at beginning of period...............................         678,922
                                                                -------------
   Cash at end of period.....................................   $      73,251
                                                                -------------
  Reconciliation of Net Increase in Net Assets from
   Operations to Net Cash from Operating Activities
   Net increase in net assets from operations................   $   3,196,927
   Decrease in interest and facility fees receivable.........         579,883
   Increase in receivable for investments sold...............      (5,342,956)
   Increase in prepaid expenses and other assets.............        (229,236)
   Decrease in net accrued expenses..........................        (234,710)
   Net increase in investments...............................        (477,007)
                                                                -------------
  Net cash from operating activities.........................   $  (2,507,099)
                                                                =============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                      Class B
                                     --------------------------------------------
                                     Six Months                       Period from
                                        ended       Year      Year     8/31/98*
                                       6/30/01     ended     ended      through
                                     (Unaudited)  12/31/00  12/31/99   12/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period............................      $9.64       $9.98     $9.98     $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income.............       0.34        0.75      0.69       0.20
 Net realized and unrealized gain
  on investments...................      (0.23)      (0.33)     0.00      (0.02)
                                                ---------------------------------
 Total from investment operations..       0.11        0.42      0.69       0.18
                                                ---------------------------------
Distributions
 Dividends from net investment
  income...........................      (0.34)      (0.75)    (0.69)     (0.20)
 Distributions in excess of net
  investment income................         --       (0.01)       --         --
                                                ---------------------------------
 Total distributions...............      (0.34)      (0.76)    (0.69)     (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period.....      $9.41       $9.64     $9.98      $9.98
---------------------------------------------------------------------------------
Total Return.......................      0.98% +     4.61%     7.13%      1.89% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)..........................    $55,131     $50,966   $37,439     $4,826
 Ratio of net expenses to average
  net assets.......................      1.45% #     1.42%     0.70%      0.00% #
 Ratio of net investment income to
  average net assets...............      7.31% #     7.85%     6.87%      6.11% #
 Portfolio turnover rate...........        34% +       41%       30%        18% +
 Expense ratio before waiver of
  fees and reimbursement of
  expenses by adviser..............      2.35% #     2.31%     2.29%      4.02% #
 Net investment income before
  waiver of fees and reimbursement
  of expenses by adviser...........      6.41% #     6.96%     5.28%      2.09% #
                                                      Class C
                                     --------------------------------------------
                                     Six Months                       Period from
                                        ended       Year      Year     8/31/98 *
                                       6/30/01     ended     ended      through
                                     (Unaudited)  12/31/00  12/31/99   12/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period............................      $9.64       $9.98     $9.98     $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income.............       0.34        0.76      0.69       0.20
 Net realized and unrealized gain
  on investments...................      (0.23)      (0.33)     0.00      (0.02)
                                                ---------------------------------
 Total from investment operations..       0.11        0.43      0.69       0.18
                                                ---------------------------------
Distributions
 Dividends from net investment
  income...........................      (0.34)      (0.76)    (0.69)     (0.20)
 Distributions in excess of net
  investment income................         --       (0.01)       --         --
                                                ---------------------------------
 Total distributions...............      (0.34)      (0.77)    (0.69)     (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period.....      $9.41       $9.64     $9.98      $9.98
---------------------------------------------------------------------------------
Total Return.......................      0.95% +     4.60%     7.12%      1.89% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)..........................   $201,833    $227,662  $173,322    $14,259
 Ratio of net expenses to average
  net assets.......................      1.50% #     1.43%     0.79%      0.00% #
 Ratio of net investment income to
  average net assets...............      7.32% #     7.85%     6.82%      6.11% #
 Portfolio turnover rate...........        34% +       41%       30%        18% +
 Expense ratio before waiver of
  fees and reimbursement of
  expenses by adviser..............      2.35% #     2.32%     2.25%      4.01% #
 Net investment income before
  waiver of fees and reimbursement
  of expenses by adviser...........      6.47% #     6.96%     5.36%      2.10% #

* Commencement of Operations
+ Not annualized
# Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                       Class D
                                                                     -----------
                                                                     Period from
                                                                      5/10/01*
                                                                       through
                                                                      06/30/01
                                                                     (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...............................      $9.64
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income.............................................       0.11
 Net realized and unrealized gain on investments...................      (0.23)
                                                                         -------
 Total from investment operations..................................      (0.12)
                                                                         -------
Distributions
 Dividends from net investment income..............................      (0.11)
                                                                         -------
 Total distributions...............................................      (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.....................................      $9.41
--------------------------------------------------------------------------------
Total Return.......................................................      0.49% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's).................................    $44,968
 Ratio of net expenses to average net assets.......................      1.25% #
 Ratio of net investment income to average net assets..............      6.75% #
 Portfolio turnover rate...........................................        34% +
 Expense ratio before waiver of fees and reimbursement of expenses
  by adviser.......................................................      1.52% #
 Net investment income before waiver of fees and reimbursement of
  expenses by adviser..............................................      6.48% #

* Commencement of Operations
+ Not annualized
# Annualized

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUND. The North American Senior Floating Rate Fund, Inc. (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer three classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and redeemed at net asset value, and are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and certain other class-specific expenses. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

American General Asset Management Corp. ("AGAM") serves as investment adviser for the Fund. Effective June 1, 2001, Stanfield Capital Partners LLC ("Stanfield") became the Fund's subadviser. Previously CypressTree Investment Management Company, Inc. ("CIMCO") had been the Fund's subadviser. American General Funds Distributors, Inc. ("AGFD") serves as principal underwriter and distributor for the Fund.

American General Corporation ("American General") and American International Group, Inc. ("AIG") have entered into an agreement, dated as of May 11, 2001, pursuant to which AIG will acquire American General (the "Transaction"). It is currently anticipated that the Transaction will close before the end of 2001 (the "Closing Date"), subject to receipt of necessary approvals. American General is the parent corporation of AGAM, which serves as investment adviser to the Fund. As a result of the Transaction, AGAM will become a wholly owned subsidiary of AIG. Under the Investment Company Act of 1940, the change of control of an investment adviser results in the assignment of the advisory agreement and its automatic termination. In addition, the subadvisory agreement with Stanfield provides that it terminates automatically upon the termination of the advisory agreement with AGAM. To ensure the uninterrupted provision of investment advisory and subadvisory services to the Fund following the Closing Date, at a meeting held on July 16-17, 2001, the Board approved an interim investment advisory agreement between the Fund and AGAM, as well as a new investment advisory agreement between the Fund and AGAM (the "AGAM Agreement"). The Board also approved a new investment advisory agreement between the Fund and SunAmerica Asset Management Corp. ("SAAMCo"), a subsidiary of AIG (the "SAAMCo Agreement"). After the Closing Date, AGAM and SAAMCo will be affiliates. The interim advisory agreement will cover the period from the Closing Date through the date of shareholder approval, when the AGAM Agreement will take effect. The AGAM Agreement will be in effect until November 12, 2001, when SAAMCo will assume responsibility as the Fund's investment adviser under the SAAMCo Agreement, and the Fund will change its name to the SunAmerica Senior Floating Rate Fund, Inc. The terms of the interim advisory agreement, the AGAM Agreement and the SAAMCo Agreement are the same in all material respects as those of the current investment advisory agreement. The fee payable to AGAM and SAAMCo under the AGAM Agreement and the SAAMCo Agreement, respectively, will be the same as the fee currently payable to AGAM. In addition, the Board approved continuance of the subadvisory agreement with Stanfield, a new subadvisory agreement between AGAM and Stanfield to be in effect until November 12, 2001, and also approved a new subadvisory agreement between SAAMCo and Stanfield which will take effect on November 12, 2001. The AGAM Agreement, the SAAMCo Agreement and each of the subadvisory agreements will be submitted for shareholder approval at the Shareholders' Meeting.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements (Unaudited) - (Continued)
-------------------------------------------------------------------------------


Note 2, continued

reliable degree in the subadviser's opinion and for which the subadviser can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the subadviser will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Capital Loss Carryforwards. At June 30, 2001, the Fund has $363,737 in capital loss carryforwards available to offset future recognized gains. This carryforward amount expires in 2008.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting net asset value.

Estimates. Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements (Unaudited) - (Continued)
-------------------------------------------------------------------------------


Note 2, continued

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes, of which three classes were actively traded as of June 30, 2001. Share activity for the period ended June 30, 2001, and the year ended December 31, 2000, was as follows:

                                   Period ended                Year ended
                                   June 30, 2001            December 31, 2000
                              ------------------------  --------------------------
     Class B                    Shares      Capital       Shares        Capital
     -------                  ----------  ------------  -----------  -------------
     Sold....................    957,411  $  9,160,735    2,625,145  $  25,808,451
     Reinvestment of
      distributions..........     95,698       913,194      198,829      1,947,329
     Redeemed................   (479,702)   (4,583,384)  (1,290,735)   (12,625,730)
                              ----------  ------------  -----------  -------------
      Net
       increase/(decrease)...    573,407  $  5,490,545    1,533,239  $  15,130,050
                              ==========  ============  ===========  =============

                                   Period ended                Year ended
                                   June 30, 2001            December 31, 2000
                              ------------------------  --------------------------
     Class C                    Shares      Capital       Shares        Capital
     -------                  ----------  ------------  -----------  -------------
     Sold....................  4,060,014  $ 38,829,506   17,873,342  $ 176,198,015
     Reinvestment of
      distributions..........    498,217     4,755,897    1,371,591     13,439,073
     Redeemed................ (6,719,648)  (64,075,722) (13,004,784)  (127,201,481)
                              ----------  ------------  -----------  -------------
      Net
       increase/(decrease)... (2,161,417) $(20,490,319)   6,240,149  $  62,435,607
                              ==========  ============  ===========  =============

                                                         Period from May 2, 2001
                                                            to June 30, 2001
                                                        --------------------------
     Class D                                              Shares        Capital
     -------                                            -----------  -------------
     Sold............................................        60,066  $     564,135
     Shares issued in connection with the merger of
      CypressTree Senior Floating Rate Fund..........     5,108,055     48,378,386
     Reinvestment of distributions...................        21,011        199,183
     Redeemed........................................      (409,426)    (3,881,360)
                                                        -----------  -------------
      Net increase/(decrease)........................     4,779,706  $  45,260,344
                                                        ===========  =============

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 2001, the Fund made six Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                                              Amount Tendered
                                                            --------------------
                                                             Shares    Capital
                                                            --------- ----------
     January...............................................   119,147 $1,148,976
     February.............................................. 1,372,118 13,199,837
     March.................................................   679,272  6,527,453
     April................................................. 2,325,280 22,181,170
     May................................................... 1,425,666 13,487,818
     June.................................................. 1,687,293 15,995,212

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements (Unaudited) - (Continued)
-------------------------------------------------------------------------------


4. PURCHASES AND SALES OF SECURITIES. During the period ended June 30, 2001, the Fund's cost of purchases of Loans and proceeds from Loan sales were $103,709,041 and $90,557,291, respectively. Unrealized appreciation and depreciation in the value of investments at June 30, 2001 for federal income tax purposes were as follows:

     Gross unrealized appreciation............................... $  1,554,559
     Gross unrealized depreciation...............................  (17,232,003)
                                                                  ------------
     Net unrealized depreciation................................. $(15,677,444)
                                                                  ============

5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with AGAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

During the period, AGAM retained CIMCO to serve as the Fund's subadviser until May 31, 2001, and then retained Stanfield, effective June 1, 2001, to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from AGAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.25% for the first $1 billion of average daily gross assets; 0.20% for average daily gross of more than $1 billion. CIMCO was entitled to receive from AGAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. During the period ended May 31, 2001, CIMCO voluntarily waived a portion of its compensation, receiving 0.275% of average daily gross assets. Average daily gross assets are computed as described above. The fee paid to the subadviser is not an additional charge to the Fund or its shareholders.

AGAM, as the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, AGAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

For the period ended June 30, 2001, AGFD, as the Fund's distributor, received $168,301 in Early Withdrawal Charges on redemptions from the Fund.

During the period ended June 30, 2001, the Fund engaged in purchase and sale transactions with other investment vehicles managed by the subadviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940, and amounted to purchases of $3,358,612 and sales of $11,612,437.

6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser voluntarily reduced the advisory fee in order to maintain an expense ratio on the Fund that does not exceed a certain voluntary rate. For the period ended June 30, 2001, the Adviser waived fees of $1,181,519.

7. DISTRIBUTION PLAN. The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AGFD of a fixed percentage of .50% of average net assets to finance distribution expenses, and .25% of average net assets to finance service fees.

8. DIRECTOR COMPENSATION. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $900 plus travel expenses for each Board of Directors meeting attended, $500 for each telephone meeting and an annual retainer of $3,600. This Fund provides a retirement plan for its independent directors who are not officers,

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements (Unaudited) - (Continued)
-------------------------------------------------------------------------------


Note 8, continued

directors, or employees of AGAM, or an affiliate of AGAM. The Fund is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based on each director's years of service. No benefits are currently payable to the Fund's Directors.

9. ACQUISITION. On May 10, 2001, the Fund acquired substantially all of the assets and liabilities of the CypressTree Senior Floating Rate Fund in a tax-free exchange approved by the shareholders of CypressTree Senior Floating Rate Fund. The number and value of shares issued by the Fund are presented in the schedule of Capital Stock Activity (Note 3). Net assets and unrealized appreciation/(depreciation) as of the acquisition date were as follows:

     Net Assets of the Fund prior to the acquisition............  $265,321,840
     Net Assets of CypressTree Senior Floating Rate prior to the acquisition...............................................  $ 48,378,386
     Aggregate net assets of the Fund immediately following the acquisition...............................................  $313,700,226
     Unrealized depreciation in CypressTree Senior Floating Rate
      Fund......................................................  $ (3,451,694)

TRUSTEES
Alice T. Kane, Chairperson
Dr. Judith L. Craven
William F. Devin
Dr. Timothy J. Ebner
Judge Gustavo E. Gonzales, Jr.
Kenneth J. Lavery
Dr. John E. Maupin, Jr.
Ben H. Love

OFFICERS
Alice T. Kane, President
John J. Fitzgerald, Vice President and Secretary
Nori L. Gabert, Vice President and Assistant Secretary
Todd L. Spillane, Vice President and Assistant Secretary
Thomas J. Brown, Vice President and Treasurer
John N. Packs, Vice President and Assistant Treasurer
Evelyn M. Curran, Vice President

ADVISER
American General Asset Management Corp.
286 Congress Street
Boston, MA 02210

DISTRIBUTOR
American General Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

TRANSFER AND DIVIDEND AGENT
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

NORTH AMERICAN FUNDS
SHAREHOLDER SERVICES
286 Congress Street
Boston, MA 02210
800-872-8037

NORTH AMERICAN FUNDS
    286 Congress Street, Boston, MA 02210
    www.northamericanfunds.com





0601-90417